Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000092797
Shareholder Report [Line Items]
Fund Name	Special Large Cap Value Fund
Class Name	Administrator Class
Trading Symbol	EIVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$38	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%	[1]
AssetsNet	$ 2,081,456,095
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 3,797,493
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$2,081,456,095
# of portfolio holdings	46
Portfolio turnover rate	34%
Total advisory fees paid	$3,797,493

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Health care	13.9
Industrials	13.7
Information technology	11.4
Consumer discretionary	9.8
Consumer staples	7.2
Energy	6.3
Materials	5.7
Communication services	5.6
Utilities	4.0
Real estate	2.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	5.6
NextEra Energy, Inc.	4.0
Intercontinental Exchange, Inc.	3.8
Bank of America Corp.	3.5
Capital One Financial Corp.	3.5
Canadian Pacific Kansas City Ltd.	3.4
Amazon.com, Inc.	3.4
Berkshire Hathaway, Inc. Class B	3.2
Exxon Mobil Corp.	3.0
Labcorp Holdings, Inc.	3.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2025.

James M. Tringas, CFA, will transition to a new role with Allspring Global Investments, LLC on December 31, 2026 and will no longer serve as a portfolio manager of the Fund as of this date.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since August 1, 2025.
C000089434
Shareholder Report [Line Items]
Fund Name	Special Large Cap Value Fund
Class Name	Class A
Trading Symbol	EIVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$43	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[2]
AssetsNet	$ 2,081,456,095
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 3,797,493
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$2,081,456,095
# of portfolio holdings	46
Portfolio turnover rate	34%
Total advisory fees paid	$3,797,493

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Health care	13.9
Industrials	13.7
Information technology	11.4
Consumer discretionary	9.8
Consumer staples	7.2
Energy	6.3
Materials	5.7
Communication services	5.6
Utilities	4.0
Real estate	2.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	5.6
NextEra Energy, Inc.	4.0
Intercontinental Exchange, Inc.	3.8
Bank of America Corp.	3.5
Capital One Financial Corp.	3.5
Canadian Pacific Kansas City Ltd.	3.4
Amazon.com, Inc.	3.4
Berkshire Hathaway, Inc. Class B	3.2
Exxon Mobil Corp.	3.0
Labcorp Holdings, Inc.	3.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2025.

James M. Tringas, CFA, will transition to a new role with Allspring Global Investments, LLC on December 31, 2026 and will no longer serve as a portfolio manager of the Fund as of this date.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since August 1, 2025.
C000120088
Shareholder Report [Line Items]
Fund Name	Special Large Cap Value Fund
Class Name	Class R6
Trading Symbol	EIVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$21	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[3]
AssetsNet	$ 2,081,456,095
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 3,797,493
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$2,081,456,095
# of portfolio holdings	46
Portfolio turnover rate	34%
Total advisory fees paid	$3,797,493

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Health care	13.9
Industrials	13.7
Information technology	11.4
Consumer discretionary	9.8
Consumer staples	7.2
Energy	6.3
Materials	5.7
Communication services	5.6
Utilities	4.0
Real estate	2.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	5.6
NextEra Energy, Inc.	4.0
Intercontinental Exchange, Inc.	3.8
Bank of America Corp.	3.5
Capital One Financial Corp.	3.5
Canadian Pacific Kansas City Ltd.	3.4
Amazon.com, Inc.	3.4
Berkshire Hathaway, Inc. Class B	3.2
Exxon Mobil Corp.	3.0
Labcorp Holdings, Inc.	3.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2025.

James M. Tringas, CFA, will transition to a new role with Allspring Global Investments, LLC on December 31, 2026 and will no longer serve as a portfolio manager of the Fund as of this date.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since August 1, 2025.
C000089437
Shareholder Report [Line Items]
Fund Name	Special Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	EIVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$27	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[4]
AssetsNet	$ 2,081,456,095
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 3,797,493
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$2,081,456,095
# of portfolio holdings	46
Portfolio turnover rate	34%
Total advisory fees paid	$3,797,493

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Health care	13.9
Industrials	13.7
Information technology	11.4
Consumer discretionary	9.8
Consumer staples	7.2
Energy	6.3
Materials	5.7
Communication services	5.6
Utilities	4.0
Real estate	2.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	5.6
NextEra Energy, Inc.	4.0
Intercontinental Exchange, Inc.	3.8
Bank of America Corp.	3.5
Capital One Financial Corp.	3.5
Canadian Pacific Kansas City Ltd.	3.4
Amazon.com, Inc.	3.4
Berkshire Hathaway, Inc. Class B	3.2
Exxon Mobil Corp.	3.0
Labcorp Holdings, Inc.	3.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2025.

James M. Tringas, CFA, will transition to a new role with Allspring Global Investments, LLC on December 31, 2026 and will no longer serve as a portfolio manager of the Fund as of this date.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since August 1, 2025.
C000089477
Shareholder Report [Line Items]
Fund Name	Disciplined U.S. Core Fund
Class Name	Class A
Trading Symbol	EVSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$43	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[5]
AssetsNet	$ 1,529,223,111
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 2,517,076
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,529,223,111
# of portfolio holdings	178
Portfolio turnover rate	13%
Total advisory fees paid	$2,517,076

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	33.6
Financials	13.4
Communication services	10.9
Health care	9.8
Consumer discretionary	9.8
Industrials	8.7
Consumer staples	4.9
Energy	2.4
Materials	2.3
Utilities	2.3
Real estate	1.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	7.6
Apple, Inc.	6.2
Microsoft Corp.	5.2
Amazon.com, Inc.	3.8
Alphabet, Inc. Class C	3.2
Alphabet, Inc. Class A	3.0
Meta Platforms, Inc. Class A	2.9
Broadcom, Inc.	2.8
Tesla, Inc.	1.9
JPMorgan Chase & Co.	1.4

Material Fund Change [Text Block]
C000089478
Shareholder Report [Line Items]
Fund Name	Disciplined U.S. Core Fund
Class Name	Class C
Trading Symbol	EVSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$83	1.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.57%	[6]
AssetsNet	$ 1,529,223,111
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 2,517,076
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,529,223,111
# of portfolio holdings	178
Portfolio turnover rate	13%
Total advisory fees paid	$2,517,076

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	33.6
Financials	13.4
Communication services	10.9
Health care	9.8
Consumer discretionary	9.8
Industrials	8.7
Consumer staples	4.9
Energy	2.4
Materials	2.3
Utilities	2.3
Real estate	1.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	7.6
Apple, Inc.	6.2
Microsoft Corp.	5.2
Amazon.com, Inc.	3.8
Alphabet, Inc. Class C	3.2
Alphabet, Inc. Class A	3.0
Meta Platforms, Inc. Class A	2.9
Broadcom, Inc.	2.8
Tesla, Inc.	1.9
JPMorgan Chase & Co.	1.4

Material Fund Change [Text Block]
C000163729
Shareholder Report [Line Items]
Fund Name	Disciplined U.S. Core Fund
Class Name	Class R6
Trading Symbol	EVSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$21	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[7]
AssetsNet	$ 1,529,223,111
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 2,517,076
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,529,223,111
# of portfolio holdings	178
Portfolio turnover rate	13%
Total advisory fees paid	$2,517,076

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	33.6
Financials	13.4
Communication services	10.9
Health care	9.8
Consumer discretionary	9.8
Industrials	8.7
Consumer staples	4.9
Energy	2.4
Materials	2.3
Utilities	2.3
Real estate	1.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	7.6
Apple, Inc.	6.2
Microsoft Corp.	5.2
Amazon.com, Inc.	3.8
Alphabet, Inc. Class C	3.2
Alphabet, Inc. Class A	3.0
Meta Platforms, Inc. Class A	2.9
Broadcom, Inc.	2.8
Tesla, Inc.	1.9
JPMorgan Chase & Co.	1.4

Material Fund Change [Text Block]
C000092805
Shareholder Report [Line Items]
Fund Name	Disciplined U.S. Core Fund
Class Name	Institutional Class
Trading Symbol	EVSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[8]
AssetsNet	$ 1,529,223,111
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 2,517,076
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,529,223,111
# of portfolio holdings	178
Portfolio turnover rate	13%
Total advisory fees paid	$2,517,076

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	33.6
Financials	13.4
Communication services	10.9
Health care	9.8
Consumer discretionary	9.8
Industrials	8.7
Consumer staples	4.9
Energy	2.4
Materials	2.3
Utilities	2.3
Real estate	1.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	7.6
Apple, Inc.	6.2
Microsoft Corp.	5.2
Amazon.com, Inc.	3.8
Alphabet, Inc. Class C	3.2
Alphabet, Inc. Class A	3.0
Meta Platforms, Inc. Class A	2.9
Broadcom, Inc.	2.8
Tesla, Inc.	1.9
JPMorgan Chase & Co.	1.4

Material Fund Change [Text Block]
C000019943
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Administrator Class
Trading Symbol	SGRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$48	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[9]
AssetsNet	$ 3,102,727,308
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 12,078,397
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$3,102,727,308
# of portfolio holdings	64
Portfolio turnover rate	35%
Total advisory fees paid	$12,078,397

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.3
Industrials	15.3
Consumer discretionary	13.6
Health care	12.3
Communication services	11.9
Financials	4.1
Consumer staples	1.7
Utilities	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.8
Microsoft Corp.	7.3
Alphabet, Inc. Class A	6.4
Broadcom, Inc.	5.0
Amazon.com, Inc.	4.9
Eli Lilly & Co.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0
Monolithic Power Systems, Inc.	1.7
Walmart, Inc.	1.7
General Electric Co.	1.7

Material Fund Change [Text Block]
C000019942
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Class A
Trading Symbol	SGRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$56	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%	[10]
AssetsNet	$ 3,102,727,308
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 12,078,397
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$3,102,727,308
# of portfolio holdings	64
Portfolio turnover rate	35%
Total advisory fees paid	$12,078,397

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.3
Industrials	15.3
Consumer discretionary	13.6
Health care	12.3
Communication services	11.9
Financials	4.1
Consumer staples	1.7
Utilities	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.8
Microsoft Corp.	7.3
Alphabet, Inc. Class A	6.4
Broadcom, Inc.	5.0
Amazon.com, Inc.	4.9
Eli Lilly & Co.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0
Monolithic Power Systems, Inc.	1.7
Walmart, Inc.	1.7
General Electric Co.	1.7

Material Fund Change [Text Block]
C000163725
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Class R6
Trading Symbol	SGRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[11]
AssetsNet	$ 3,102,727,308
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 12,078,397
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$3,102,727,308
# of portfolio holdings	64
Portfolio turnover rate	35%
Total advisory fees paid	$12,078,397

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.3
Industrials	15.3
Consumer discretionary	13.6
Health care	12.3
Communication services	11.9
Financials	4.1
Consumer staples	1.7
Utilities	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.8
Microsoft Corp.	7.3
Alphabet, Inc. Class A	6.4
Broadcom, Inc.	5.0
Amazon.com, Inc.	4.9
Eli Lilly & Co.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0
Monolithic Power Systems, Inc.	1.7
Walmart, Inc.	1.7
General Electric Co.	1.7

Material Fund Change [Text Block]
C000019944
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Institutional Class
Trading Symbol	SGRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[12]
AssetsNet	$ 3,102,727,308
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 12,078,397
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$3,102,727,308
# of portfolio holdings	64
Portfolio turnover rate	35%
Total advisory fees paid	$12,078,397

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.3
Industrials	15.3
Consumer discretionary	13.6
Health care	12.3
Communication services	11.9
Financials	4.1
Consumer staples	1.7
Utilities	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.8
Microsoft Corp.	7.3
Alphabet, Inc. Class A	6.4
Broadcom, Inc.	5.0
Amazon.com, Inc.	4.9
Eli Lilly & Co.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0
Monolithic Power Systems, Inc.	1.7
Walmart, Inc.	1.7
General Electric Co.	1.7

Material Fund Change [Text Block]
C000089281
Shareholder Report [Line Items]
Fund Name	Large Cap Core Fund
Class Name	Class A
Trading Symbol	EGOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$54	1.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[13]
AssetsNet	$ 744,721,044
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 2,064,545
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$744,721,044
# of portfolio holdings	52
Portfolio turnover rate	22%
Total advisory fees paid	$2,064,545

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	33.3
Financials	12.8
Health care	12.5
Communication services	11.4
Consumer discretionary	8.1
Industrials	7.9
Consumer staples	5.5
Energy	4.5
Real estate	2.7
Materials	1.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	6.0
Microsoft Corp.	4.4
Apple, Inc.	4.4
Broadcom, Inc.	4.3
KLA Corp.	2.7
Lam Research Corp.	2.7
Amazon.com, Inc.	2.5
Arista Networks, Inc.	2.2
Interactive Brokers Group, Inc. Class A	2.2
JPMorgan Chase & Co.	2.1

Material Fund Change [Text Block]
C000089282
Shareholder Report [Line Items]
Fund Name	Large Cap Core Fund
Class Name	Class C
Trading Symbol	EGOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$95	1.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.82%	[14]
AssetsNet	$ 744,721,044
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 2,064,545
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$744,721,044
# of portfolio holdings	52
Portfolio turnover rate	22%
Total advisory fees paid	$2,064,545

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	33.3
Financials	12.8
Health care	12.5
Communication services	11.4
Consumer discretionary	8.1
Industrials	7.9
Consumer staples	5.5
Energy	4.5
Real estate	2.7
Materials	1.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	6.0
Microsoft Corp.	4.4
Apple, Inc.	4.4
Broadcom, Inc.	4.3
KLA Corp.	2.7
Lam Research Corp.	2.7
Amazon.com, Inc.	2.5
Arista Networks, Inc.	2.2
Interactive Brokers Group, Inc. Class A	2.2
JPMorgan Chase & Co.	2.1

Material Fund Change [Text Block]
C000163727
Shareholder Report [Line Items]
Fund Name	Large Cap Core Fund
Class Name	Class R6
Trading Symbol	EGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$34	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[15]
AssetsNet	$ 744,721,044
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 2,064,545
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$744,721,044
# of portfolio holdings	52
Portfolio turnover rate	22%
Total advisory fees paid	$2,064,545

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	33.3
Financials	12.8
Health care	12.5
Communication services	11.4
Consumer discretionary	8.1
Industrials	7.9
Consumer staples	5.5
Energy	4.5
Real estate	2.7
Materials	1.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	6.0
Microsoft Corp.	4.4
Apple, Inc.	4.4
Broadcom, Inc.	4.3
KLA Corp.	2.7
Lam Research Corp.	2.7
Amazon.com, Inc.	2.5
Arista Networks, Inc.	2.2
Interactive Brokers Group, Inc. Class A	2.2
JPMorgan Chase & Co.	2.1

Material Fund Change [Text Block]
C000089284
Shareholder Report [Line Items]
Fund Name	Large Cap Core Fund
Class Name	Institutional Class
Trading Symbol	EGOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$35	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[16]
AssetsNet	$ 744,721,044
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 2,064,545
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$744,721,044
# of portfolio holdings	52
Portfolio turnover rate	22%
Total advisory fees paid	$2,064,545

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	33.3
Financials	12.8
Health care	12.5
Communication services	11.4
Consumer discretionary	8.1
Industrials	7.9
Consumer staples	5.5
Energy	4.5
Real estate	2.7
Materials	1.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	6.0
Microsoft Corp.	4.4
Apple, Inc.	4.4
Broadcom, Inc.	4.3
KLA Corp.	2.7
Lam Research Corp.	2.7
Amazon.com, Inc.	2.5
Arista Networks, Inc.	2.2
Interactive Brokers Group, Inc. Class A	2.2
JPMorgan Chase & Co.	2.1

Material Fund Change [Text Block]
C000092782
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Administrator Class
Trading Symbol	STDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$47	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[17]
AssetsNet	$ 951,738,328
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,796,216
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$951,738,328
# of portfolio holdings	37
Portfolio turnover rate	12%
Total advisory fees paid	$2,796,216

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Communication services	15.1
Industrials	13.4
Consumer discretionary	12.9
Health care	11.4
Financials	8.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	10.0
Microsoft Corp.	8.5
Amazon.com, Inc.	7.0
Alphabet, Inc. Class A	6.7
Apple, Inc.	6.1
Broadcom, Inc.	5.3
Meta Platforms, Inc. Class A	4.0
General Electric Co.	2.8
Arista Networks, Inc.	2.6
McKesson Corp.	2.6

Material Fund Change [Text Block]
C000092780
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class A
Trading Symbol	STAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$48	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[18]
AssetsNet	$ 951,738,328
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,796,216
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$951,738,328
# of portfolio holdings	37
Portfolio turnover rate	12%
Total advisory fees paid	$2,796,216

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Communication services	15.1
Industrials	13.4
Consumer discretionary	12.9
Health care	11.4
Financials	8.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	10.0
Microsoft Corp.	8.5
Amazon.com, Inc.	7.0
Alphabet, Inc. Class A	6.7
Apple, Inc.	6.1
Broadcom, Inc.	5.3
Meta Platforms, Inc. Class A	4.0
General Electric Co.	2.8
Arista Networks, Inc.	2.6
McKesson Corp.	2.6

Material Fund Change [Text Block]
C000120071
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class R6
Trading Symbol	STFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[19]
AssetsNet	$ 951,738,328
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,796,216
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$951,738,328
# of portfolio holdings	37
Portfolio turnover rate	12%
Total advisory fees paid	$2,796,216

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Communication services	15.1
Industrials	13.4
Consumer discretionary	12.9
Health care	11.4
Financials	8.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	10.0
Microsoft Corp.	8.5
Amazon.com, Inc.	7.0
Alphabet, Inc. Class A	6.7
Apple, Inc.	6.1
Broadcom, Inc.	5.3
Meta Platforms, Inc. Class A	4.0
General Electric Co.	2.8
Arista Networks, Inc.	2.6
McKesson Corp.	2.6

Material Fund Change [Text Block]
C000092779
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	STNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[20]
AssetsNet	$ 951,738,328
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,796,216
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$951,738,328
# of portfolio holdings	37
Portfolio turnover rate	12%
Total advisory fees paid	$2,796,216

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Communication services	15.1
Industrials	13.4
Consumer discretionary	12.9
Health care	11.4
Financials	8.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	10.0
Microsoft Corp.	8.5
Amazon.com, Inc.	7.0
Alphabet, Inc. Class A	6.7
Apple, Inc.	6.1
Broadcom, Inc.	5.3
Meta Platforms, Inc. Class A	4.0
General Electric Co.	2.8
Arista Networks, Inc.	2.6
McKesson Corp.	2.6

Material Fund Change [Text Block]
C000089291
Shareholder Report [Line Items]
Fund Name	Premier Large Company Growth Fund
Class Name	Administrator Class
Trading Symbol	WFPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[21]
AssetsNet	$ 1,338,415,156
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,642,689
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,338,415,156
# of portfolio holdings	65
Portfolio turnover rate	34%
Total advisory fees paid	$4,642,689

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.5
Industrials	14.4
Consumer discretionary	14.3
Health care	12.4
Communication services	12.2
Financials	3.3
Consumer staples	1.6
Materials	1.3
Utilities	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.5
Microsoft Corp.	6.8
Alphabet, Inc. Class A	5.7
Broadcom, Inc.	4.7
Amazon.com, Inc.	4.6
Eli Lilly & Co.	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.1
DoorDash, Inc. Class A	1.8
Monolithic Power Systems, Inc.	1.7
General Electric Co.	1.7

Material Fund Change [Text Block]
C000089286
Shareholder Report [Line Items]
Fund Name	Premier Large Company Growth Fund
Class Name	Class A
Trading Symbol	EKJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$55	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[22]
AssetsNet	$ 1,338,415,156
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,642,689
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,338,415,156
# of portfolio holdings	65
Portfolio turnover rate	34%
Total advisory fees paid	$4,642,689

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.5
Industrials	14.4
Consumer discretionary	14.3
Health care	12.4
Communication services	12.2
Financials	3.3
Consumer staples	1.6
Materials	1.3
Utilities	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.5
Microsoft Corp.	6.8
Alphabet, Inc. Class A	5.7
Broadcom, Inc.	4.7
Amazon.com, Inc.	4.6
Eli Lilly & Co.	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.1
DoorDash, Inc. Class A	1.8
Monolithic Power Systems, Inc.	1.7
General Electric Co.	1.7

Material Fund Change [Text Block]
C000120086
Shareholder Report [Line Items]
Fund Name	Premier Large Company Growth Fund
Class Name	Class R6
Trading Symbol	EKJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[23]
AssetsNet	$ 1,338,415,156
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,642,689
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,338,415,156
# of portfolio holdings	65
Portfolio turnover rate	34%
Total advisory fees paid	$4,642,689

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.5
Industrials	14.4
Consumer discretionary	14.3
Health care	12.4
Communication services	12.2
Financials	3.3
Consumer staples	1.6
Materials	1.3
Utilities	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.5
Microsoft Corp.	6.8
Alphabet, Inc. Class A	5.7
Broadcom, Inc.	4.7
Amazon.com, Inc.	4.6
Eli Lilly & Co.	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.1
DoorDash, Inc. Class A	1.8
Monolithic Power Systems, Inc.	1.7
General Electric Co.	1.7

Material Fund Change [Text Block]
C000089290
Shareholder Report [Line Items]
Fund Name	Premier Large Company Growth Fund
Class Name	Institutional Class
Trading Symbol	EKJYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[24]
AssetsNet	$ 1,338,415,156
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,642,689
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,338,415,156
# of portfolio holdings	65
Portfolio turnover rate	34%
Total advisory fees paid	$4,642,689

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.5
Industrials	14.4
Consumer discretionary	14.3
Health care	12.4
Communication services	12.2
Financials	3.3
Consumer staples	1.6
Materials	1.3
Utilities	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.5
Microsoft Corp.	6.8
Alphabet, Inc. Class A	5.7
Broadcom, Inc.	4.7
Amazon.com, Inc.	4.6
Eli Lilly & Co.	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.1
DoorDash, Inc. Class A	1.8
Monolithic Power Systems, Inc.	1.7
General Electric Co.	1.7

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized
[20]	Annualized
[21]	Annualized
[22]	Annualized
[23]	Annualized
[24]	Annualized